Regulatory Assets And Liabilities (Schedule Of Regulatory Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	$ 415,309		$ 299,034
Net regulatory assets (liabilities)	82,106		(53,575)
Accrued Pension And Other Postretirement Benefit Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	330,844	[1]	224,913	[1]
Unrealized Loss On Non-Trading Derivatives [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	11,743	[2]	11,482	[2]
Deferred Purchased Gas Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	2,323	[3]	356	[3]
Accrued Purchased Gas Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	18,400	[4]	14,000	[4]
Unamortized Premium On Reacquired Debt [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	19,011	[5]	19,881	[5]
Other [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	32,988	[6]	28,402	[6]
Deferred Purchased Gas Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities total	(72,426)	[3]	(123,344)	[3]
Accumulated Removal Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities total	(233,000)		(211,000)
Unrealized Gain On Non-Trading Derivatives [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities total			(656)	[2]
Deferred Gain On Southern Nevada Division Operations Facility [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities total	(806)	[7]	(1,246)	[7]
Rate Refunds Due Customers [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities total			(546)	[8]
Unamortized Gain On Reacquired Debt [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities total	(12,470)	[9]	(13,006)	[9]
Other [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities total	(14,501)	[10]	(2,811)	[10]
Swaps [Member] | Deferred Charges And Other Assets [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets and liabilities offsetting derivatives at fair value	621
Swaps [Member] | Prepaids And Other Current Assets [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets and liabilities offsetting derivatives at fair value	11,122		11,482
Swaps [Member] | Other Deferred Credits [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets and liabilities offsetting derivatives at fair value			$ (656)

[1]	Included in Deferred charges and other assets on the Consolidated Balance Sheets. Recovery period is greater than five years. (See Note 10).
[2]	The following table details the regulatory assets/(liabilities) offsetting the derivatives (Swaps) at fair value in the balance sheets (thousands of dollars). The actual amounts, when realized at settlement, become a component of purchased gas costs under the Company's purchased gas adjustment ("PGA") mechanisms. (See Note 13).
[3]	Balance recovered or refunded on an ongoing basis with interest.
[4]	Included in Prepaids and other current assets on the Consolidated Balance Sheets and recovered over one year or less.
[5]	Included in Deferred charges and other assets on the Consolidated Balance Sheets. Recovered over life of debt instruments.
[6]	Other regulatory assets including deferred costs associated with rate cases, regulatory studies, and state mandated public purpose programs (including low income and conservation programs), as well as margin and interest-tracking accounts, amounts associated with accrued absence time, and deferred post-retirement benefits other than pensions. Recovery periods vary.
[7]	Balance recovered over a four-year period beginning in the fourth quarter of 2009.
[8]	Included in Other current liabilities on the Consolidated Balance Sheet.
[9]	Included in Other deferred credits on the Consolidated Balance Sheet. Amortized over life of debt instruments.
[10]	Other regulatory liabilities includes amounts associated with income tax and gross-up.